Segment and geographical information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment and geographical information	Segment and geographical information
The segmentation of manufacturing operations into lumber, NA EWP, pulp and paper and Europe EWP is based on a number of factors, including similarities in products, production processes and economic characteristics. The EWP segments have been separated due to differences in the operating region, customer base, profit margins and sales volumes. Transactions between segments are at market prices and on standard business terms. The segments follow the accounting policies described in these consolidated financial statement notes, where applicable.

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2024
Sales
To external customers	$2,550	$2,794	$378	$453	$—	$6,175
To other segments	42	9	11	—	(62)	—
	$2,592	2,803	389	453	(63)	6,174
Cost of products sold	(2,080)	(1,634)	(309)	(375)	64	(4,333)
Freight and other distribution costs	(382)	(326)	(65)	(42)	—	(815)
Export duties, net	(72)	—	—	—	—	(72)
Amortization	(192)	(284)	(14)	(48)	(11)	(549)
Selling, general and administration	(142)	(99)	(11)	(29)	(1)	(282)
Equity-based compensation	—	—	—	—	(14)	(14)
Restructuring and impairment charges	(28)	(1)	(3)	(70)	(1)	(102)
Operating earnings (loss)	$(303)	$459	$(13)	$(110)	$(26)	$7

Total assets	3,641	3,943	187	561	429	$8,760
Total liabilities	635	572	89	136	375	$1,807
Capital expenditures	312	140	15	19	1	$487

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2023
Sales
To external customers	$2,722	$2,602	$612	$517	$—	$6,454
To other segments	72	6	11	—	(89)	—
	$2,794	$2,608	$623	$517	$(89)	$6,454
Cost of products sold	(2,215)	(1,594)	(555)	(409)	89	(4,685)
Freight and other distribution costs	(405)	(329)	(120)	(40)	—	(894)
Export duties, net	(8)	—	—	—	—	(8)
Amortization	(185)	(273)	(24)	(49)	(10)	(541)
Selling, general and administration	(164)	(96)	(25)	(21)	—	(307)
Equity-based compensation	—	—	—	—	(25)	(25)
Restructuring and impairment charges	(137)	—	(142)	—	—	(279)
Operating earnings (loss)	$(319)	$316	$(242)	$(3)	$(35)	$(284)

Total assets	3,606	4,338	333	691	446	$9,415
Total liabilities	507	551	125	149	861	$2,193
Capital expenditures	253	156	32	30	7	$477
The geographic distribution of non-current assets and external sales based on the location of product delivery is as follows:

	Non-current assets		Sales by geographic area
	2024	2023	2024	2023
United States	$2,748	$2,689	$4,150	$4,251
Canada	3,817	3,883	1,210	1,118
U.K and Europe	358	466	458	524
Asia	—	—	351	557
Other	—	—	5	4
	$6,924	$7,038	$6,174	$6,454